Earnings Per Share (Schedule Of Potentially Dilutive Securities Excluded From Computation Of Earnings Per Share) (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	1,467,746	153,698	3,549,812
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	865	865	1,346
Unvested Stock Awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator			237
Warrants - Employees [Member}
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	66,153	55,249
Series C Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	598,991		2,884,615
LTIP [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	101,213	84,576
Convertible Debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	77,336		84,826
Common Units [Member] | Condor Hospitality Trust, Inc. [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	46,265	13,008	1,865
Real Estate Strategies, L.P. [Member] | Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	576,923		576,923